DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of March 31, 2025:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States dollar	$73.7 million
Euro	€325.8 million
British pound sterling	£9.6 million
Swedish krona	SEK 88.3 million
Canadian dollar	C$26.2 million
Chilean peso	CLP$12.6 billion
Interest rate swap contracts	$695.0 million
Bunker fuel hedges	21.4 thousand metric tons

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of March 31, 2025
	Other Receivables, net	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$1,436	$—	$(5,061)
Non-designated cash flow hedges	76	—	(199)
Fair value hedges	89	—	(1,189)
Interest rate swap contracts	60	17,349	—
Bunker fuel hedges	108	—	—
	$1,769	$17,349	$(6,449)

	Fair Value Measurements as of December 31, 2024
	Other Receivables, net	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$6,416	$—	$(840)
Non-designated cash flow hedges	422	—	(263)
Fair value hedges	715	—	(1,078)
Interest rate swap contracts	278	24,036	—
Bunker fuel hedges	—	—	(7)
	$7,831	$24,036	$(2,188)

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three months ended March 31, 2025 and March 31, 2024:

	Three Months Ended March 31, 2025			Three Months Ended March 31, 2024
	Net (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other (Expense) Income, net	Net gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other (Expense) Income, net

Realized net gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$781	$—	$—	$(701)	$—
Non-designated cash flow hedges	—	768	—	—	(199)	—
Fair value hedges	—	(1,052)	(161)	—	—	139
Bunker fuel hedges	—	79	—	—	—	—
Total net realized gains (losses)	$—	$576	$(161)	$—	$(900)	$139
Unrealized net (losses) gains:
Cash flow hedges	$(9,185)	$—	$—	$5,519	$—	$—
Non-designated cash flow hedges	—	(197)	—	—	117	—
Fair value hedges	—	(891)	72	—	—	947
Bunker fuel hedges	—	115	—	—	—	—
Interest rate swap contracts	(6,905)	—	—	(320)	—	—
Total net unrealized (losses) gains	$(16,090)	$(973)	$72	$5,199	$117	$947